Partners’ Capital (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Partners’ Capital - Partnership units (Table)
	As of June 30, 2023	As of December 31, 2022
Common units	19,969,889	20,255,707
General partner units	348,570	348,570
Treasury Units	852,057	566,239
Total partnership units	21,170,516	21,170,516

Partners’ capital - Distributions to Unitholders (Table)

	April 25, 2023	January 26, 2023	April 27, 2022	January 24, 2022
Common unit-holders
Distributions per common unit declared	$0.15	$0.15	$0.15	$0.15
Common units entitled to distribution	20,061,965	20,249,105	20,314,910	19,394,696
General partner and incentive distribution rights (“IDR”)	$52	$52	$53	$52